Condensed Statements of Operations - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Operating expenses:
General and administrative	$ 355,273	$ 884	$ 15,722	$ 6,123
Total operating expenses	355,273	884	15,722	6,123
Loss from operations	(355,273)	(884)	(15,722)	(6,123)
Other income (expense):
Change in fair value of SAFE notes	(241,300)	(650)	13,550	(13,550)
Interest income	821	1,633	4	3,475
Net (loss) income	$ (595,752)	$ 99	$ (2,168)	$ (16,198)
Net income (loss) per common share - basic	$ (0.19)	$ 0.00	$ (0.004)	$ (0.008)
Net income (loss) per common share - diluted	$ (0.19)	$ 0.00	$ (0.004)	$ (0.008)
Weighted average common shares outstanding - basic	3,207,412	1,654,533	614,647	2,031,421
Weighted average common shares outstanding - diluted	3,207,412	6,000,000	614,647	2,031,421